Offerings - Offering: 1	Aug. 06, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share - reserved for issuance pursuant to the Registrant's 2012 Equity Incentive Plan, as amended and restated
Amount Registered | shares	1,092,000
Proposed Maximum Offering Price per Unit	142.03
Maximum Aggregate Offering Price	$ 155,096,760
Fee Rate	0.01476%
Amount of Registration Fee	$ 22,892.28
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended, this Registration Statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the plan set forth herein by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.

(2)	Represents 1,092,000 additional shares of the Registrant’s common stock reserved for future issuance under the Registrant’s 2012 Equity Incentive Plan, as amended and restated.
(3)
Estimated in accordance with Rules 457(c) and 457(h) solely for the purpose of calculating the registration fee on the basis of $142.03 per share, which represents the average of the high and low prices of the Registrant’s common stock as reported on the NASDAQ Global Select Market on August 1, 2024.